Transactions and Balances with Interested and Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions and Balances With Interested and Related Parties

NOTE 14 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

A.	Transactions:

	Year ended
	December 31,
	2017	2016
	(in thousands)

Payroll and related expenses	$851	$-
Directors fees and insurance	463	58
Subcontracted work and consulting	67	253
	$1,381	$311

B.	Balances:

	As of December 31,
	2017	2016

Other accounts payable	$46	-
	$46	-